Loans and Allowance for Credit Losses (Tables)	6 Months Ended
Sep. 30, 2024
Receivables [Abstract]
Ages of Past Due Loans by Class
The table below presents total outstanding loans and past due analysis by class at March 31, 2024 and September 30, 2024.

	Past Due
At March 31, 2024 (As Adjusted):	1-3 months	Greater Than 3 months	Total Past Due	Current	Loans Held for Sale	Total Loans	Past Due 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥6,108	¥8,289	¥14,397	¥57,371,397	¥112,496	¥57,498,290	¥3,004
Foreign	1,447	27,517	28,964	46,483,163	841,088	47,353,215	13,307
Residential	33,943	11,980	45,923	12,451,455	—	12,497,378	3,837
Card	15,790	28,388	44,178	440,672	—	484,850	—
Krungsri	247,919	189,558	437,477	8,349,705	17,930	8,805,112	—
Other	23,125	28,553	51,678	1,706,489	—	1,758,167	—
Total	¥328,332	¥294,285	¥622,617	¥126,802,881	¥971,514	¥128,397,012	¥20,148
Unearned income, unamortized premiums—net and deferred loan fees—net						(486,709)
Total						¥127,910,303

	Past Due
At September 30, 2024:	1-3 months	Greater Than 3 months	Total Past Due	Current	Loans Held for Sale	Total Loans	Past Due 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥9,373	¥8,091	¥17,464	¥62,023,862	¥139,218	¥62,180,544	¥3,441
Foreign	684	24,115	24,799	43,813,774	797,689	44,636,262	5,176
Residential	32,170	10,943	43,113	12,377,924	—	12,421,037	3,384
Card	15,590	29,151	44,741	440,138	—	484,879	—
Krungsri	232,459	236,768	469,227	8,535,220	11,285	9,015,732	—
Other	25,262	33,647	58,909	1,933,190	—	1,992,099	—
Total	¥315,538	¥342,715	¥658,253	¥129,124,108	¥948,192	¥130,730,553	¥12,001
Unearned income, unamortized premiums—net and deferred loan fees—net						(485,190)
Total						¥130,245,363

Nonaccrual Loans by Class
The information on nonaccrual loans by class at March 31, 2024 and September 30, 2024 are shown below:

	Recorded Loan Balance
March 31, 2024 (As Adjusted):	Nonaccrual Loans(1)	Nonaccrual Loans Not Requiring an Allowance for Credit Losses(2)
	(in millions)
Commercial
Domestic	¥295,055	¥89,994
Foreign	225,572	59,564
Residential	41,101	4,067
Card	72,554	—
Krungsri	258,511	7,159
Other	33,782	16
Total	¥926,575	¥160,800

	Recorded Loan Balance
September 30, 2024:	Nonaccrual Loans(1)	Nonaccrual Loans Not Requiring an Allowance for Credit Losses(2)
	(in millions)
Commercial
Domestic	¥305,247	¥84,885
Foreign	258,095	41,402
Residential	38,259	4,234
Card	74,639	—
Krungsri	313,619	10,004
Other	37,444	9
Total	¥1,027,303	¥140,534

Notes:
(1)Nonaccrual loans in the above table do not include loans held for sale of ¥396,331 million and ¥326,801 million at March 31, 2024 and September 30, 2024, respectively.
(2)These loans do not require an allowance for credit losses because the recorded loan balance equals, or does not exceed, the present value of expected future cash flows discounted at the loans’ effective interest rate, or the fair value of the collateral if the loan is a collateral-dependent loan.
The following table shows information regarding recognized interest income on nonaccrual loans for the six months ended September 30, 2023 and 2024:

	September 30, 2023 (As Adjusted)	September 30, 2024
	(in millions)
Commercial
Domestic	¥2,209	¥2,121
Foreign	3,534	5,026
Residential	276	237
Card	8	14
Krungsri	5,225	7,585
Other	1,549	1,644
Total	¥12,801	¥16,627

TDRs by Class
The following table summarizes the MUFG Group’s loan modifications that were made to borrowers experiencing financial difficulty by class for the six months ended September 30, 2023 and 2024:

Six months ended September 30, 2023 (As Adjusted):	Loan Modifications Made to Borrowers Experiencing Financial Difficulty		Loans Modified within 12 months of Subsequent Default
	Amortized Cost Basis at the Period End	Percentage of Total Class of Loans	Amortized Cost Basis at the Period End
	(in millions, except percentages)
Commercial(1)
Domestic
Interest rate reduction	¥2,909	0.01%	¥—
Term extension	146,968	0.27	2,676
Combination of interest rate reduction and term extension	4,774	0.01	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Foreign
Interest rate reduction	¥—	—%	¥—
Term extension	101,054	0.22	—
Combination of interest rate reduction and term extension	—	—	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Residential(1)
Interest rate reduction	¥—	—%	¥—
Term extension	8,491	0.07	60
Combination of interest rate reduction and term extension	—	—	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Card(2)
Interest rate reduction	¥—	—%	¥—
Term extension	—	—	—
Combination of interest rate reduction and term extension	12,480	2.61	1,472
Combination of term extension and principal forgiveness	121	0.03	1
All other modifications and combinations	—	—	—
Krungsri(2)
Interest rate reduction	¥329	0.00%	¥52
Term extension	174,300	1.99	3,095
Combination of interest rate reduction and term extension	992	0.01	85
Combination of term extension and principal forgiveness	261	0.00	4,072
All other modifications and combinations	919	0.01	48
Other(2)
Interest rate reduction	¥250	0.01%	¥185
Term extension	1,569	0.09	290
Combination of interest rate reduction and term extension	149	0.01	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—

Six months ended September 30, 2024:	Loan Modifications Made to Borrowers Experiencing Financial Difficulty		Loans Modified within 12 months of Subsequent Default
	Amortized Cost Basis at the Period End	Percentage of Total Class of Loans	Amortized Cost Basis at the Period End
	(in millions, except percentages)
Commercial(1)
Domestic
Interest rate reduction	¥530	0.00%	¥—
Term extension	162,309	0.26	3,216
Combination of interest rate reduction and term extension	3,864	0.01	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Foreign
Interest rate reduction	¥—	—%	¥—
Term extension	74,732	0.17	—
Combination of interest rate reduction and term extension	—	—	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Residential(1)
Interest rate reduction	¥—	—%	¥—
Term extension	6,137	0.05	180
Combination of interest rate reduction and term extension	—	—	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Card(2)
Interest rate reduction	¥—	—%	¥—
Term extension	—	—	—
Combination of interest rate reduction and term extension	12,828	2.65	1,541
Combination of term extension and principal forgiveness	126	0.03	2
All other modifications and combinations	—	—	—
Krungsri(2)
Interest rate reduction	¥466	0.01%	¥4
Term extension	143,449	1.59	4,495
Combination of interest rate reduction and term extension	2,613	0.03	105
Combination of term extension and principal forgiveness	1,558	0.02	40
All other modifications and combinations	867	0.01	2
Other(2)
Interest rate reduction	¥831	0.04%	¥—
Term extension	6,626	0.33	1,121
Combination of interest rate reduction and term extension	—	—	4
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Notes:
(1)The modified loans for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
(2)The modified loans for the Card, Krungsri and Other segments include accrual and nonaccrual loans.
The following table provides the financial effect of the modifications made to borrowers experiencing financial difficulty by class for the six months ended September 30, 2023 and 2024:

Six months ended September 30, 2023 (As Adjusted):	Financial Effect
Commercial
Domestic
Interest rate reduction	Reduced weighted-average contractual interest rate by 0.06%.
Term extension	Added a weighted-average 0.8 years to the life of loans.
Foreign
Term extension	Added a weighted-average 0.5 years to the life of loans.
Residential
Term extension	Added a weighted-average 1.3 years to the life of loans.
Card
Interest rate reduction	Reduced weighted-average contractual interest rate by 15.24%.
Term extension	Added a weighted-average 3.0 years to the life of loans.
Principal forgiveness	Reduced the principal balance of the loans by ¥404 million.
Krungsri
Interest rate reduction	Reduced weighted-average contractual interest rate by 1.29%.
Term extension	Added a weighted-average 1.7 years to the life of loans.
Principal forgiveness	Reduced the principal balance of the loans by ¥563 million.
Other
Interest rate reduction	Reduced weighted-average contractual interest rate by 3.40%.
Term extension	Added a weighted-average 3.0 years to the life of loans.

Six months ended September 30, 2024:	Financial Effect
Commercial
Domestic
Interest rate reduction	Reduced weighted-average contractual interest rate by 0.16%.
Term extension	Added a weighted-average 0.8 years to the life of loans.
Foreign
Term extension	Added a weighted-average 0.6 years to the life of loans.
Residential
Term extension	Added a weighted-average 1.2 years to the life of loans.
Card
Interest rate reduction	Reduced weighted-average contractual interest rate by 15.22%.
Term extension	Added a weighted-average 3.0 years to the life of loans.
Principal forgiveness	Reduced the principal balance of the loans by ¥431 million.
Krungsri
Interest rate reduction	Reduced weighted-average contractual interest rate by 1.79%.
Term extension	Added a weighted-average 3.6 years to the life of loans.
Principal forgiveness	Reduced the principal balance of the loans by ¥658 million.
Other
Interest rate reduction	Reduced weighted-average contractual interest rate by 8.30%.
Term extension	Added a weighted-average 1.0 year to the life of loans.
The following table provides the performance of loans that have been modified in the last 12 months to borrowers experiencing financial difficulty by class for the six months ended September 30, 2023 and 2024:

Six months ended September 30, 2023 (As Adjusted):	Payment Status (Amortized Cost Basis at the Period End)
	Current	1-3 months Past Due	Greater Than 3 months Past Due
	(in millions)
Commercial(1)
Domestic	¥266,915	¥305	¥470
Foreign	108,618	—	—
Residential(1)	16,094	948	214
Card(2)	16,816	4,270	1,973
Krungsri(2)	283,343	14,007	11,654
Other(2)	4,068	591	188
Total	¥695,854	¥20,121	¥14,499

Six months ended September 30, 2024:	Payment Status (Amortized Cost Basis at the Period End)
	Current	1-3 months Past Due	Greater Than 3 months Past Due
	(in millions)
Commercial(1)
Domestic	¥324,632	¥100	¥62
Foreign	90,234	—	—
Residential(1)	11,403	603	121
Card(2)	18,127	4,034	2,005
Krungsri(2)	215,377	25,118	25,376
Other(2)	7,371	3,414	1,039
Total	¥667,144	¥33,269	¥28,603

Notes:
(1)The modified loans for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
(2)The modified loans for the Card, Krungsri and Other segments include accrual and nonaccrual loans.

Credit Quality Indicators of Loans by Class
Credit quality indicators of loans and fiscal year of origination by class at March 31, 2024, and gross charge-offs for the fiscal year ended March 31, 2024 are shown below:

	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total(1)
At March 31, 2024 (As Adjusted):	2023	2022	2021	2020	2019	Prior
	(in millions)
Commercial:	¥36,089,439	¥13,326,456	¥7,110,866	¥5,965,489	¥4,197,181	¥9,777,389	¥27,367,612	¥63,489	¥103,897,921
Domestic	20,392,832	7,709,706	4,897,276	5,099,173	3,195,961	7,915,170	8,175,676	—	57,385,794
Normal	20,168,687	7,567,872	4,700,171	4,955,680	3,058,292	7,289,232	7,918,471	—	55,658,405
Close Watch	212,521	132,768	182,359	120,759	91,961	524,833	242,574	—	1,507,775
Likely to become Bankrupt or Legally/Virtually Bankrupt	11,624	9,066	14,746	22,734	45,708	101,105	14,631	—	219,614
Gross charge-offs	2,478	26,192	1,379	2,669	9,904	8	—	—	42,630
Foreign	15,696,607	5,616,750	2,213,590	866,316	1,001,220	1,862,219	19,191,936	63,489	46,512,127
Normal	15,305,350	5,445,830	2,166,976	827,405	877,978	1,680,485	18,889,310	60,877	45,254,211
Close Watch	330,450	142,807	41,638	23,625	110,527	129,927	269,944	—	1,048,918
Likely to become Bankrupt or Legally/Virtually Bankrupt	60,807	28,113	4,976	15,286	12,715	51,807	32,682	2,612	208,998
Gross charge-offs	9,301	8,575	1,057	794	174	130	10,131	—	30,162
Residential	¥668,170	¥659,156	¥714,292	¥573,679	¥864,058	¥8,997,473	¥20,550	¥—	¥12,497,378
Accrual	668,118	658,831	714,154	573,444	863,432	8,959,995	18,891	—	12,456,865
Nonaccrual	52	325	138	235	626	37,478	1,659	—	40,513
Gross charge-offs	—	—	2	6	28	1,253	—	—	1,289
Card	¥21	¥181	¥224	¥269	¥207	¥638	¥409,416	¥73,894	¥484,850
Accrual	—	10	7	7	9	34	396,746	15,483	412,296
Nonaccrual	21	171	217	262	198	604	12,670	58,411	72,554
Gross charge-offs	18	63	100	112	97	117	9,712	10,801	21,020
Krungsri	¥2,133,219	¥1,481,834	¥811,883	¥401,052	¥431,766	¥768,770	¥2,741,676	¥16,982	¥8,787,182
Performing	1,986,177	1,319,372	685,123	337,985	330,511	578,608	2,578,069	—	7,815,845
Under-Performing	110,487	108,846	86,273	49,140	80,033	141,150	136,897	—	712,826
Non-Performing	36,555	53,616	40,487	13,927	21,222	49,012	26,710	16,982	258,511
Gross charge-offs	8,765	55,828	34,544	12,995	15,439	19,729	30,709	2,632	180,641
Other	¥749,054	¥296,723	¥94,173	¥45,408	¥26,103	¥87,724	¥458,982	¥—	¥1,758,167
Accrual	743,600	291,516	92,176	44,523	24,642	82,574	445,355	—	1,724,386
Nonaccrual	5,454	5,207	1,997	885	1,461	5,150	13,627	—	33,781
Gross charge-offs	4,815	15,962	6,212	1,810	785	3,036	6,013	—	38,633
Credit quality indicators of loans and fiscal year of origination by class at September 30, 2024, and gross charge-offs for the six months ended September 30, 2024 are shown below:

	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total(1)
At September 30, 2024:	2024	2023	2022	2021	2020	Prior
	(in millions)
Commercial:	¥26,191,966	¥18,731,354	¥11,345,368	¥5,779,064	¥5,072,732	¥11,714,913	¥26,980,476	¥64,026	¥105,879,899
Domestic	19,422,041	8,755,355	6,865,865	4,297,863	4,468,287	9,564,233	8,667,682	—	62,041,326
Normal	19,317,740	8,574,120	6,726,304	4,093,158	4,313,060	8,887,916	8,447,688	—	60,359,986
Close Watch	65,061	174,201	107,633	191,545	134,305	564,721	208,663	—	1,446,129
Likely to become Bankrupt or Legally/Virtually Bankrupt	39,240	7,034	31,928	13,160	20,922	111,596	11,331	—	235,211
Gross charge-offs	862	2,055	589	332	191	1,780	211	—	6,020
Foreign	6,769,925	9,975,999	4,479,503	1,481,201	604,445	2,150,680	18,312,794	64,026	43,838,573
Normal	6,690,117	9,654,989	4,297,828	1,447,782	579,913	1,904,520	17,985,700	61,854	42,622,703
Close Watch	59,543	216,179	153,292	33,419	13,820	190,536	306,324	—	973,113
Likely to become Bankrupt or Legally/Virtually Bankrupt	20,265	104,831	28,383	—	10,712	55,624	20,770	2,172	242,757
Gross charge-offs	84	255	1,632	2,507	—	—	7,687	—	12,165
Residential	¥474,295	¥651,183	¥640,862	¥692,280	¥554,851	¥9,388,304	¥19,262	¥—	¥12,421,037
Accrual	474,221	651,131	640,544	692,025	554,606	9,352,910	17,847	—	12,383,284
Nonaccrual	74	52	318	255	245	35,394	1,415	—	37,753
Gross charge-offs	—	—	5	32	—	38	—	—	75
Card	¥—	¥82	¥208	¥296	¥270	¥749	¥406,304	¥76,970	¥484,879
Accrual	—	3	5	9	8	35	393,880	16,300	410,240
Nonaccrual	—	79	203	287	262	714	12,424	60,670	74,639
Gross charge-offs	—	28	85	56	81	116	4,855	6,063	11,284
Krungsri	¥928,828	¥1,836,210	¥1,249,486	¥698,095	¥302,590	¥1,072,009	¥2,895,885	¥21,344	¥9,004,447
Performing	844,687	1,631,629	1,084,838	577,836	243,477	780,640	2,673,984	7	7,837,098
Under-Performing	74,026	143,796	114,958	80,762	44,511	215,623	180,054	—	853,730
Non-Performing	10,115	60,785	49,690	39,497	14,602	75,746	41,847	21,337	313,619
Gross charge-offs	316	19,866	32,303	13,408	4,227	12,068	15,920	2,922	101,030
Other	¥498,369	¥517,076	¥255,062	¥70,049	¥42,070	¥108,806	¥500,667	¥—	¥1,992,099
Accrual	497,934	506,826	250,915	68,607	41,119	101,731	487,523	—	1,954,655
Nonaccrual	435	10,250	4,147	1,442	951	7,075	13,144	—	37,444
Gross charge-offs	659	14,191	6,386	1,898	215	1,303	3,151	—	27,803

Note:
(1)Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.

Changes in Allowance for Credit Losses by Portfolio Segment
Changes in the allowance for credit losses of loans by portfolio segment for the six months ended September 30, 2023 and 2024 are shown below:

Six months ended September 30, 2023 (As Adjusted):	Commercial	Residential	Card	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period	¥719,589	¥59,747	¥42,469	¥364,647	¥93,062	¥1,279,514
Provision for (reversal of) credit losses	(17,974)	433	10,255	57,443	21,755	71,912
Charge-offs	36,943	459	10,158	69,152	15,929	132,641
Recoveries collected	9,720	2	393	15,931	8,491	34,537

Net charge-offs	27,223	457	9,765	53,221	7,438	98,104
Other(1)(2)	1,580	—	(7,666)	38,096	11,159	43,169

Balance at end of period	¥675,972	¥59,723	¥35,293	¥406,965	¥118,538	¥1,296,491

Six months ended September 30, 2024:	Commercial	Residential	Card	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period	¥745,514	¥56,964	¥36,423	¥405,211	¥112,849	¥1,356,961
Provision for (reversal of) credit losses	14,650	(2,408)	13,895	76,414	26,033	128,584
Charge-offs	18,185	75	11,284	101,030	27,803	158,377
Recoveries collected	5,759	5	512	18,452	6,967	31,695

Net charge-offs	12,426	70	10,772	82,578	20,836	126,682
Other(1)	(16,651)	—	—	19,772	8,820	11,941

Balance at end of period	¥731,087	¥54,486	¥39,546	¥418,819	¥126,866	¥1,370,804

Notes:
(1)Other is principally comprised of gains or losses from foreign exchange translation.
(2)For the six months ended September 30, 2023, Other includes the impact of the change in accounting principle relating to the recognition and measurement of troubled debt restructurings, which was adopted on April 1, 2023. The total impact across all segments was negative of ¥18,869 million.